UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (5.6%)

Airbus Group SE (France)	101,633	$6,146,879

Embraer SA ADR (Brazil)	63,500	1,096,010

General Dynamics Corp.	67,400	10,457,784

L-3 Communications Holdings, Inc.	51,600	7,777,668

Northrop Grumman Corp.	66,800	14,291,860

Raytheon Co.	47,100	6,411,723

Rockwell Collins, Inc.	26,200	2,209,708

United Technologies Corp.	57,800	5,872,480

		54,264,112
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B	63,100	6,900,616

		6,900,616
Airlines (0.5%)

American Airlines Group, Inc.	51,515	1,885,964

Southwest Airlines Co.	65,619	2,551,922

		4,437,886
Auto components (1.0%)

Johnson Controls International PLC	210,103	9,776,093

		9,776,093
Automobiles (0.1%)

General Motors Co.	44,600	1,416,942

		1,416,942
Banks (11.8%)

Bank of America Corp.	1,503,445	23,528,914

Citigroup, Inc.	486,250	22,965,588

JPMorgan Chase & Co.	541,686	36,070,871

PacWest Bancorp	37,900	1,626,289

Regions Financial Corp.	482,600	4,763,262

Wells Fargo & Co.	585,520	25,926,826

		114,881,750
Beverages (2.0%)

Molson Coors Brewing Co. Class B	57,100	6,269,580

PepsiCo, Inc.	121,600	13,226,432

		19,496,012
Biotechnology (0.5%)

Gilead Sciences, Inc.	66,400	5,253,568

		5,253,568
Capital markets (4.8%)

AllianceBernstein Holding LP	117,100	2,669,880

Charles Schwab Corp. (The)	277,800	8,770,146

E*Trade Financial Corp.(NON)	52,000	1,514,240

Goldman Sachs Group, Inc. (The)	48,869	7,881,104

KKR & Co. LP	519,732	7,411,378

Morgan Stanley	321,764	10,315,754

State Street Corp.	115,800	8,063,154

		46,625,656
Chemicals (3.2%)

Air Products & Chemicals, Inc.	29,100	4,374,894

Axalta Coating Systems, Ltd.(NON)	182,495	5,159,134

Dow Chemical Co. (The)	129,900	6,732,717

E.I. du Pont de Nemours & Co.	95,700	6,409,029

Ingevity Corp.(NON)	57,000	2,627,700

Monsanto Co.	42,500	4,343,500

Symrise AG (Germany)	25,465	1,865,975

		31,512,949
Communications equipment (2.0%)

Cisco Systems, Inc.	606,000	19,222,320

		19,222,320
Consumer finance (0.9%)

Capital One Financial Corp.	58,500	4,202,055

Synchrony Financial	174,100	4,874,800

		9,076,855
Containers and packaging (0.6%)

Ball Corp.	70,300	5,761,085

		5,761,085
Distributors (0.3%)

LKQ Corp.(NON)	75,300	2,670,138

		2,670,138
Diversified financial services (0.2%)

Gores Holdings, Inc. Class A(NON)	142,200	1,535,760

		1,535,760
Diversified telecommunication services (1.5%)

AT&T, Inc.	347,700	14,120,097

		14,120,097
Electric utilities (2.3%)

American Electric Power Co., Inc.	56,200	3,608,602

Edison International	50,900	3,677,525

Exelon Corp.	308,400	10,266,636

PG&E Corp.	79,500	4,863,015

		22,415,778
Energy equipment and services (1.5%)

Baker Hughes, Inc.	60,900	3,073,623

Halliburton Co.	112,000	5,026,560

Schlumberger, Ltd.	84,789	6,667,807

		14,767,990
Equity real estate investment trusts (REITs) (0.9%)

American Tower Corp.	28,900	3,275,237

Gaming and Leisure Properties, Inc.	178,166	5,959,653

		9,234,890
Food and staples retail (1.7%)

CVS Health Corp.	69,900	6,220,401

Kroger Co. (The)	142,300	4,223,464

Walgreens Boots Alliance, Inc.	71,500	5,764,330

		16,208,195
Food products (2.1%)

JM Smucker Co. (The)	38,400	5,204,736

Kraft Heinz Co. (The)	106,600	9,541,766

Mead Johnson Nutrition Co.	27,500	2,172,775

Mondelez International, Inc. Class A	73,800	3,239,820

		20,159,097
Health-care equipment and supplies (3.4%)

Abbott Laboratories(S)	77,100	3,260,559

Baxter International, Inc.(S)	41,700	1,984,920

Becton Dickinson and Co.	47,200	8,483,256

C.R. Bard, Inc.	29,200	6,548,976

Danaher Corp.	48,500	3,801,915

Medtronic PLC	101,024	8,728,474

		32,808,100
Health-care providers and services (1.2%)

Cardinal Health, Inc.	40,100	3,115,770

Cigna Corp.	37,400	4,873,968

UnitedHealth Group, Inc.	27,700	3,878,000

		11,867,738
Hotels, restaurants, and leisure (1.1%)

Hilton Worldwide Holdings, Inc.	296,700	6,803,331

Penn National Gaming, Inc.(NON)	319,142	4,330,757

		11,134,088
Household durables (0.3%)

PulteGroup, Inc.	133,100	2,667,324

		2,667,324
Household products (0.9%)

Colgate-Palmolive Co.	58,700	4,352,018

Procter & Gamble Co. (The)	51,200	4,595,200

		8,947,218
Independent power and renewable electricity producers (1.4%)

Calpine Corp.(NON)	586,933	7,418,833

NRG Energy, Inc.	524,600	5,880,766

		13,299,599
Industrial conglomerates (1.7%)

General Electric Co.	297,670	8,816,985

Honeywell International, Inc.	69,200	8,068,028

		16,885,013
Insurance (5.2%)

American International Group, Inc.	315,500	18,721,770

Assured Guaranty, Ltd.	236,967	6,575,834

Chubb, Ltd.	47,000	5,905,550

Hartford Financial Services Group, Inc. (The)	241,600	10,345,312

MetLife, Inc.	84,613	3,759,356

Prudential PLC (United Kingdom)	307,501	5,446,421

		50,754,243
Internet and direct marketing retail (—%)

FabFurnish GmbH (acquired various dates 8/2/13 to 8/31/16, cost $13) (Private) (Brazil)(F)(RES)(NON)	20	17

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Brazil)(F)(RES)(NON)	15,020	108,668

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)	10	8

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)	4	3

		108,696
Internet software and services (1.1%)

Alphabet, Inc. Class C(NON)	13,215	10,271,887

		10,271,887
IT Services (1.5%)

Computer Sciences Corp.	167,900	8,766,059

Fidelity National Information Services, Inc.	80,300	6,185,509

		14,951,568
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.	59,200	2,787,728

		2,787,728
Media (2.7%)

Charter Communications, Inc. Class A(NON)	20,980	5,663,971

Comcast Corp. Class A	119,600	7,934,264

DISH Network Corp. Class A(NON)	65,000	3,560,700

Liberty Global PLC Ser. C (United Kingdom)(NON)	113,700	3,756,648

Time Warner, Inc.	70,300	5,596,583

		26,512,166
Metals and mining (1.0%)

BHP Billiton, Ltd. (Australia)	356,901	6,174,407

Newmont Mining Corp.	78,000	3,064,620

		9,239,027
Multiline retail (0.5%)

Target Corp.	73,200	5,027,376

		5,027,376
Oil, gas, and consumable fuels (10.1%)

Anadarko Petroleum Corp.	92,600	5,867,136

Cabot Oil & Gas Corp.	135,800	3,503,640

Cenovus Energy, Inc. (Canada)(S)	141,100	2,025,163

Cheniere Energy, Inc.(NON)	55,000	2,398,000

Chevron Corp.	33,200	3,416,944

Concho Resources, Inc.(NON)	24,000	3,296,400

ConocoPhillips	252,400	10,971,828

Diamondback Energy, Inc.(NON)	32,200	3,108,588

Energen Corp.	41,600	2,401,152

EOG Resources, Inc.	76,500	7,398,315

Exxon Mobil Corp.	88,318	7,708,395

Gulfport Energy Corp.(NON)	109,300	3,087,725

Marathon Oil Corp.	261,100	4,127,991

Pioneer Natural Resources Co.	45,800	8,502,770

Range Resources Corp.	124,200	4,812,750

Royal Dutch Shell PLC ADR Class A (United Kingdom)	263,254	13,181,128

Scorpio Tankers, Inc.	603,300	2,793,279

Suncor Energy, Inc. (Canada)	223,072	6,192,524

Total SA ADR (France)(S)	80,779	3,853,158

		98,646,886
Paper and forest products (0.2%)

Boise Cascade Co.(NON)	87,100	2,212,340

		2,212,340
Personal products (0.8%)

Coty, Inc. Class A(S)	122,549	2,879,902

Edgewell Personal Care Co.(NON)	67,418	5,361,079

		8,240,981
Pharmaceuticals (9.5%)

Allergan PLC(NON)	30,600	7,047,486

AstraZeneca PLC ADR (United Kingdom)(S)	279,800	9,194,228

Bristol-Myers Squibb Co.	59,800	3,224,416

Eli Lilly & Co.	110,800	8,892,808

Johnson & Johnson	131,300	15,510,469

Merck & Co., Inc.	263,525	16,446,595

Perrigo Co. PLC	20,500	1,892,765

Pfizer, Inc.	512,354	17,353,430

Sanofi ADR (France)(S)	103,300	3,945,027

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	131,900	6,068,719

Zoetis, Inc.	49,802	2,590,202

		92,166,145
Road and rail (0.8%)

Union Pacific Corp.	75,700	7,383,021

		7,383,021
Semiconductors and semiconductor equipment (2.4%)

Intel Corp.	230,100	8,686,275

Lam Research Corp.(S)	34,963	3,311,346

Micron Technology, Inc.(NON)	430,500	7,654,290

NXP Semiconductor NV(NON)	40,200	4,100,802

		23,752,713
Software (2.8%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)	16,173	773,069

Microsoft Corp.	407,700	23,483,520

Oracle Corp.	79,000	3,103,120

		27,359,709
Specialty retail (0.6%)

Home Depot, Inc. (The)	29,000	3,731,720

Michaels Cos., Inc. (The)(NON)	76,100	1,839,337

		5,571,057
Technology hardware, storage, and peripherals (2.2%)

Apple, Inc.	119,400	13,498,170

HP, Inc.	179,910	2,794,002

Samsung Electronics Co., Ltd. (South Korea)	3,492	5,089,404

		21,381,576
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.	114,400	2,888,600

		2,888,600
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.	551,387	7,471,294

		7,471,294
Tobacco (0.8%)

Philip Morris International, Inc.	76,400	7,427,608

		7,427,608
Wireless telecommunication services (0.9%)

T-Mobile US, Inc.(NON)	84,800	3,961,856

Vodafone Group PLC ADR (United Kingdom)	162,810	4,745,912

		8,707,768

Total common stocks (cost $807,816,169)		$960,209,258

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $76,645) (Brazil) (Private)(F)(RES)(NON)	10,119	$77,865

Total convertible preferred stocks (cost $76,645)		$77,865

SHORT-TERM INVESTMENTS (4.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)	24,636,815	$24,636,815

Putnam Short Term Investment Fund 0.51%(AFF)	13,975,620	13,975,620

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)	460,000	460,000

Total short-term investments (cost $39,072,435)		$39,072,435

TOTAL INVESTMENTS

Total investments (cost $846,965,249)(b)		$999,359,558

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $32,519,524) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/21/16	$20,843,823	$21,325,023	$481,200
	Euro	Sell	12/21/16	4,673,673	4,638,877	(34,796)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/21/16	6,604,473	6,555,624	(48,849)

Total						$397,555

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $972,490,271.
(b)	The aggregate identified cost on a tax basis is $854,460,476, resulting in gross unrealized appreciation and depreciation of $191,835,910 and $46,936,828, respectively, or net unrealized appreciation of $144,899,082.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $186,561, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$30,750,250	$304,929,207	$311,042,642	$107,258	$24,636,815
	Putnam Short Term Investment Fund**	36,135,744	120,118,710	142,278,834	83,779	13,975,620
	Totals	$66,885,994	$425,047,917	$453,321,476	$191,037	$38,612,435
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $24,636,815, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $24,158,735.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $52,295 to cover certain derivative contract and the settlement of certain securities.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $48,849 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$67,663,784	$—	$108,696
Consumer staples	80,479,111	—	—
Energy	113,414,876	—	—
Financials	230,345,558	—	—
Health care	144,883,279	—	—
Industrials	89,870,648	—	—
Information technology	111,850,369	5,089,404	—
Materials	42,550,994	6,174,407	—
Real estate	9,234,890	—	—
Telecommunication services	22,827,865	—	—
Utilities	35,715,377	—	—
Total common stocks	948,836,751	11,263,811	108,696
Convertible preferred stocks	—	—	77,865
Short-term investments	14,435,620	24,636,815	—

Totals by level	$963,272,371	$35,900,626	$186,561

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$397,555	$—

Totals by level	$—	$397,555	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$481,200	$83,645

Total	$481,200	$83,645

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$32,900,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	$481,200	$—	$481,200

	Total Assets	$481,200	$—	$481,200

	Liabilities:
	Forward currency contracts#	34,796	48,849	83,645

	Total Liabilities	$34,796	$48,849	$83,645

	Total Financial and Derivative Net Assets	$446,404	$(48,849)	$397,555
	Total collateral received (pledged)##†	$446,404	$—
	Net amount	$—	$(48,849)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016